Inventories - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Inventory [Line Items]
Inventory write-down	¥ 44,916		¥ 526,473	¥ 427,163
Reclassification of inventory to operating lease assets at the beginning of lease period	135,276		99,523	0
Reclassification of operating lease assets to inventory at the end of lease period	115,887		79,065	0
Depreciation expense of operating lease assets	19,389	$ 2,971	20,458
Cost of Revenues
Inventory [Line Items]
Depreciation expense of operating lease assets	¥ 19,389		¥ 20,458	¥ 0